Basis of Presentation - Additional Information (Detail) - CAD ($) $ in Millions		3 Months Ended
	Nov. 01, 2019	Jan. 31, 2020
Retained earnings [member]
Basis of presentation [line items]
Decrease in equity after tax		$ (59)
Impact of IBOR Reform [Member]
Basis of presentation [line items]
Notional amount on derivatives	$ 85,727
Other Potentially Impacted IBORs [Member]
Basis of presentation [line items]
Notional amount on derivatives	$ 1,560
Increase (decrease) due to changes in accounting policy [member] | IFRS 16 [Member]
Basis of presentation [line items]
Weighted average borrowing rate	2.52%
Increase (decrease) due to changes in accounting policy [member] | IFRS 16 [Member] | Retained earnings [member]
Basis of presentation [line items]
Decrease in equity before tax	$ (80)
Decrease in equity after tax	(59)
Increase (decrease) due to changes in accounting policy [member] | IFRS 16 [Member] | Premises And Equipment [Member]
Basis of presentation [line items]
Increase in assets	1,965
Increase (decrease) due to changes in accounting policy [member] | IFRS 16 [Member] | Other Liabilities [Member]
Basis of presentation [line items]
Increase in liabilities	$ 2,024